                SALOMON BROTHERS INSTITUTIONAL INVESTMENT SERIES
                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                                 (800) SALOMON
                                 (800) 725-6666

                       SUPPLEMENT DATED OCTOBER 10, 1997
                                 TO PROSPECTUS
                              DATED APRIL 29, 1997

The following information supplements and should be read in conjunction with the section of the current Prospectus of Salomon Brothers Institutional Investment Series (the 'Series') entitled 'Management:'

     'On September 24, 1997, Travelers Group ('Travelers') and Salomon Inc ('Salomon'), the ultimate parent company of Salomon Brothers Asset Management Inc ('SBAM') and Salomon Brothers Asset Management Asia Pacific Limited ('SBAM AP'), announced their agreement to merge Salomon with and into Smith Barney Holdings Inc., a subsidiary of Travelers, to form a new company expected to be called Salomon Smith Barney Holdings Inc. (the 'Transaction'). Travelers is a diversified financial services company engaged in investment services, asset management, consumer finance and life and property casualty insurance services.

     The Transaction is expected to be completed by the end of November 1997, subject to a number of conditions, including the receipt of U.S. and foreign regulatory approvals and the approval of Salomon stockholders. Upon consummation of the Transaction, Travelers will become the ultimate parent of SBAM and SBAM AP, which will continue to serve as the investment adviser and sub-adviser, respectively, to the Series.'

                            -----------------------------

     Effective June 1, 1997, First Data Investor Services Group, Inc. ('FDISG') replaced Investors Bank & Trust Company ('IBT') as the transfer agent for the funds comprising the Series. Accordingly, the following supplements the information contained in the Series' current Prospectus dated April 29, 1997.

     The second paragraph under the section entitled 'Purchase and Redemption of Shares -- Purchase Procedures' is hereby replaced with the following paragraph:

     'Shares may be purchased by completing a Purchase Application and mailing it, together with your check payable to Salomon Brothers Funds, to:

          (Name of Fund)
          c/o FDISG
          P.O. Box 5127
          Westborough, MA 01581-5127'

The fifth paragraph under this section is hereby replaced with the following paragraph:

     'Initial and subsequent investments may also be made by wire transfer. The investor should instruct the wiring bank to transmit the specified amount in federal funds to:

          Boston Safe Deposit and Trust Company
          Boston, MA
          ABA No. 011-001-234
          Account #142743
          Attn: (Name of Fund)
          Name of Account:
          Account # (As assigned):'

The back cover of the Prospectus is amended by removing the reference 'IBT' as transfer agent and dividend disbursing agent and inserting the following:

     'TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
     First Data Investor Services Group, Inc.
     P.O. Box 5127
     Westborough, Massachusetts 01581-5127'

In addition, all references in the Prospectus to 'IBT' as transfer agent should now be read as 'FDISG.'

Please note that the Supplement dated October 10, 1997, as filed with the Securities and Exchange Commission on October 16, 1997, accession number:
0000950117-97-001662 was filed in error and should be ignored.

                SALOMON BROTHERS INSTITUTIONAL INVESTMENT SERIES
                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                                  (800) SALOMON
                                  (800) 725-6666

                       SUPPLEMENT DATED OCTOBER 10, 1997
                    TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 29, 1997

The following information supplements and should be read in conjunction with the section of the current Statement of Additional Information of Salomon Brothers Institutional Investment Series (the 'Series') entitled 'Investment Manager:'

     'On September 24, 1997, Travelers Group ('Travelers') and Salomon Inc ('Salomon'), the ultimate parent company of Salomon Brothers Asset Management Inc ('SBAM') and Salomon Brothers Asset Management Asia Pacific Limited ('SBAM AP'), announced their agreement to merge Salomon with and into Smith Barney Holdings Inc., a subsidiary of Travelers, to form a new company expected to be called Salomon Smith Barney Holdings Inc. (the 'Transaction'). Travelers is a diversified financial services company engaged in investment services, asset management, consumer finance and life and property casualty insurance services.

     The Transaction is expected to be completed by the end of November 1997, subject to a number of conditions, including the receipt of U.S. and foreign regulatory approvals and the approval of Salomon stockholders. Upon consummation of the Transaction, Travelers will become the ultimate parent of SBAM and SBAM AP, which will continue to serve as the investment adviser and sub-adviser, respectively, to the Series.'


                            -----------------------------
Effective June 1, 1997, First Data Investor Services Group, Inc. ('FDISG') replaced Investors Bank & Trust Company ('IBT') as the transfer agent for the funds comprising the Series. Accordingly, all references in the Statement of Additional Information to IBT as transfer agent should now be read as FDISG.

Please note that the Supplement dated October 10, 1997, as filed with the Securities and Exchange Commission on October 16, 1997, accession number:
0000950117-97-001662 was filed in error and should be ignored.